Personnel expenses and employee information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation Related Costs [Abstract]
Wages and salaries	€ 2,124.4	€ 1,777.9	€ 1,492.8
Social security expenses	181.9	146.3	119.6
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	152.5	122.0	100.8
Share-based payments	74.6	46.3	53.1
Personnel expenses	€ 2,533.4	€ 2,092.5	€ 1,766.3